Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

2024 2023 2022
Net income $ 12,746 $ 49,844 $ 119,063
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Net income attributable to common stockholders $ 6,977 $ 44,075 $ 113,294
Weighted average number of common shares, basic 115,956,249 100,166,629 80,061,040
Earnings per share, basic $ 0.06 $ 0.44 $ 1.42
Net income $ 12,746 $ 49,844 $ 119,063
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Gain on warrants (719) (1,583) -
Adjusted net income attributable to common
stockholders
$ 6,258 $ 42,492 $ 113,294
Weighted average number of common shares, basic 115,956,249 100,166,629 80,061,040
Incremental shares

2,698,994 1,710,513 3,257,861
Weighted average number of common shares, diluted

118,655,243 101,877,142 83,318,901
Earnings per share, diluted $ 0.05 $ 0.42 $ 1.36